Form N-1A Supplement	May 01, 2026
Janus Henderson Short Duration Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated May 1, 2026 to Currently Effective Prospectuses

The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Short Duration Income ETF’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.

Accordingly, effective May 1, 2026, the Fund’s prospectuses are amended as follows: